NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Nature Of Operations And Going Concern
Net loss	$ 25,270,714	$ 12,931,794
Retained earnings	116,021,171	$ 90,750,457
Loans outstanding	2,077,290
Sale of future receipts	$ 1,688,435